Other Assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Other Assets [Abstract]
Other Assets
15.	OTHER ASSETS
The Group maintains segregated bank accounts with corporate banks to hold clients’ monies on trust under custody arising from its asset management and other business. The Group has classified the clients’ monies as other assets under the assets section of the consolidated statements of financial position and recognized the corresponding amounts as clients’ monies held on trust in accounts payable (Note 19) to respective clients on the basis that it is legally liable for any possible loss or misappropriation of the clients’ monies. The Group is not allowed to use the clients’ monies to settle its own obligations.

	December 31,
	2018	2019
	HK$	HK$
Segregated clients’ bank accounts balances:
- Asset management business	586,096,042	225,439,918
- Others	29,395,158	20,062,862

	615,491,200	245,502,780